Revenue - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statements [Line Items]
Revenue from contracts with customers	¥ 444,964	¥ 303,779	¥ 231,274
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers	¥ 4,562	¥ 4,686	¥ 6,917
Bottom of range [member]
Statements [Line Items]
Remaining performance obligation expected timing of satisfaction	1 year	1 year
Top of range [member]
Statements [Line Items]
Remaining performance obligation expected timing of satisfaction	3 years	3 years